Accounts receivable from card issuers - Summary of Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade receivables [line items]
Beginning balance	R$ 108,434	R$ 80,418
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	82,946	94,093
Reversal, allowance account for credit losses of financial assets	(17,668)	(13,181)
Ending balance	117,553	108,434
Accounts Receivable From Card Issuers [Member]
Disclosure of Trade receivables [line items]
Beginning balance	22,763	15,103
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	53,090	22,818
Reversal, allowance account for credit losses of financial assets	(20,234)	(15,158)
Ending balance	R$ 55,619	R$ 22,763